OTHER FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2023
Disclosure of financial assets [abstract]
OTHER FINANCIAL ASSETS [Text Block]

13. OTHER FINANCIAL ASSETS

As at December 31, 2023, other financial assets consists of the Company's investment in marketable securities comprised of the following:

	December 31,	December 31,
	2023	2022
FVTPL marketable securities (a)	$6,279	$6,657
FVTOCI marketable securities (b)	56,101	27,871
Total other financial assets	$62,380	$34,528

(a) Fair Value through Profit or Loss ("FVTPL") Marketable Securities

Loss on marketable securities designated as FVTPL for the year ended December 31, 2023 was $1.6 million (2022 - loss of $3.9 million) and was recorded through profit or loss.

(b) Fair Value through Other Comprehensive Income ("FVTOCI") Marketable Securities

Changes in fair value of marketable securities designated as FVTOCI for the year ended December 31, 2023 was a loss of $19.3 million (2022 - loss of $9.9 million), net of tax, and were recorded through other comprehensive income and will not be transferred into earnings or loss upon disposition or impairment. The Company made the irrevocable election to designate these equity securities as FVTOCI because these financial assets are not held for trading and are not contingent consideration recognized in a business combination. As at December 31, 2023, the carrying value of all shares designated at FVTOCI was $56.1 million (2022 - $27.9 million).